Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001871321
Document Type	6-K
Document Fiscal Year Focus	2025
Entity Registrant Name	Alpha Tau Medical Ltd.
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31